Derivative financial instruments - Hedged items in fair value hedges (Details) - Derivatives designated as fair value hedges - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Assets
Carrying amount, hedged assets	£ 36,444	£ 42,632
Accumulated fair value hedge adjustment included in carrying amount	832	1,707
Of which: Accumulated fair value adjustment on items no longer in a hedge relationship	2	315
Liabilities
Carrying amount, hedged liabilities	(26,691)	(26,978)
Accumulated fair value hedge adjustment included in carrying amount	(622)	(1,477)
Of which: Accumulated fair value adjustment on items no longer in a hedge relationship	(320)	(414)
Total Hedged Items	9,753	15,654
Accumulated fair value hedge adjustment included in carrying amount, total	210	230
Of which: Accumulated fair value adjustment on items no longer in a hedge relationship, total	(318)	(99)
Change in fair value used as a basis to determine ineffectiveness	(431)	866
Hedge ineffectiveness recognised in the income statement	31	(49)
Hedged assets
Liabilities
Change in fair value used as a basis to determine ineffectiveness	(1,200)	1,663
Hedge ineffectiveness recognised in the income statement	25	(43)
Hedged assets | Interest rate risk | Debt securities classified as amortised cost
Assets
Carrying amount, hedged assets	1,378	1,440
Accumulated fair value hedge adjustment included in carrying amount	(39)	23
Of which: Accumulated fair value adjustment on items no longer in a hedge relationship	0	0
Liabilities
Change in fair value used as a basis to determine ineffectiveness	(75)	17
Hedge ineffectiveness recognised in the income statement	(18)	(7)
Hedged assets | Interest rate risk | Fair value through other comprehensive income
Assets
Carrying amount, hedged assets	22,895	27,959
Accumulated fair value hedge adjustment included in carrying amount	(293)	964
Of which: Accumulated fair value adjustment on items no longer in a hedge relationship	28	322
Liabilities
Change in fair value used as a basis to determine ineffectiveness	(1,122)	864
Hedge ineffectiveness recognised in the income statement	35	(33)
Hedged assets | - Inflation risk | Debt securities classified as amortised cost
Assets
Carrying amount, hedged assets	4,087	4,071
Accumulated fair value hedge adjustment included in carrying amount	400	(43)
Of which: Accumulated fair value adjustment on items no longer in a hedge relationship	0	0
Liabilities
Change in fair value used as a basis to determine ineffectiveness	(16)	453
Hedge ineffectiveness recognised in the income statement	(1)	3
Hedged assets | - Inflation risk | Fair value through other comprehensive income
Assets
Carrying amount, hedged assets	6,271	7,782
Accumulated fair value hedge adjustment included in carrying amount	386	319
Of which: Accumulated fair value adjustment on items no longer in a hedge relationship	(32)	(9)
Liabilities
Change in fair value used as a basis to determine ineffectiveness	81	249
Hedge ineffectiveness recognised in the income statement	10	(9)
Loans and advances at amortised cost | Interest rate risk | Financial assets at amortised cost
Assets
Carrying amount, hedged assets	1,257	835
Accumulated fair value hedge adjustment included in carrying amount	24	99
Of which: Accumulated fair value adjustment on items no longer in a hedge relationship	6	2
Liabilities
Change in fair value used as a basis to determine ineffectiveness	(77)	55
Hedge ineffectiveness recognised in the income statement	(1)	0
Loans and advances at amortised cost | - Inflation risk | Financial assets at amortised cost
Assets
Carrying amount, hedged assets	556	545
Accumulated fair value hedge adjustment included in carrying amount	354	345
Of which: Accumulated fair value adjustment on items no longer in a hedge relationship	0	0
Liabilities
Change in fair value used as a basis to determine ineffectiveness	9	25
Hedge ineffectiveness recognised in the income statement	0	3
Hedged liabilities
Liabilities
Change in fair value used as a basis to determine ineffectiveness	769	(797)
Hedge ineffectiveness recognised in the income statement	6	(6)
Debt securities classified as amortised cost | Interest rate risk
Liabilities
Carrying amount, hedged liabilities	(26,691)	(26,978)
Accumulated fair value hedge adjustment included in carrying amount	(622)	(1,477)
Of which: Accumulated fair value adjustment on items no longer in a hedge relationship	(320)	(414)
Change in fair value used as a basis to determine ineffectiveness	769	(797)
Hedge ineffectiveness recognised in the income statement	£ 6	£ (6)